GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 192,997		$ 189,171		$ 167,020
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	54,914		41,637		33,932
America - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,302		16,560		9,763
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53,361	[1]	57,135	[1]	57,648	[1]
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,908		19,871		18,497
Asia Pacific - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 49,512		$ 53,968		$ 47,180

[1]	Europe, the Middle East and Africa.